Revenue and other operating income (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Schedule of revenue sources	In the following table, revenue is disaggregated by type of contract

	June 30, 2025
	Marine							H2 Infra	H2 Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Other	Total
Pool Revenue	64,766	—	—	8,861	—	—	73,627	—	—	—	73,627
Spot Voyages	91,206	183,653	—	—	—	—	274,859	—	—	—	274,860
Revenue from contracts with customers	155,972	183,653	—	8,861	—	—	348,486	—	—	—	348,486
Time Charters	107,212	108,744	21,571	14,496	21,461	882	274,366	—	—	—	274,366
Lease income	107,212	108,744	21,571	14,496	21,461	882	274,366	—	—	—	274,366
Other	—	—	—	—	—	—	—	—	—	—	—
Total revenue	263,184	292,397	21,571	23,357	21,461	882	622,852	—	—	—	622,852

Other income	15,729	586	—	—	—	1,864	18,179	131	10,424	(8,579)	20,155

	June 30, 2024
	Marine							H2 Infra	H2 Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Other	Total
Pool Revenue	113,125	—	—	8,889	—	—	122,014	—	—	—	122,014
Spot Voyages	219,780	29,705	—	—	—	—	249,485	—	—	—	249,485
Revenue from contracts with customers	332,905	29,705	—	8,889	—	—	371,499	—	—	—	371,499
Time Charters	92,284	176	9,011	1,794	17,060	553	120,878	—	—	—	120,878
Lease income	92,284	176	9,011	1,794	17,060	553	120,878	—	—	—	120,878
Total revenue	425,189	29,881	9,011	10,683	17,060	553	492,377	—	—	—	492,377

Other income	35,774	1,130	263	—	—	754	37,921	362	841	(879)	38,245